Schedule of key management personnel remuneration (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Short term benefits	$ 1,031,194	$ 657,879	$ 671,709
Post employment benefits	62,730	33,191	43,542
Long term benefits	16,474	18,892
Share Based payments	1,808,863	1,065,554	897,586
Total	$ 2,919,261	$ 1,775,516	$ 1,612,837